Acount Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Acount Payables and Accruals [Abstract]
Schedule of Acount Payables and Accruals
	December 31,
	2024	2023
Accrued expenses	394	532
Employee benefits	523	1,241
Other	10	10
	927	1,783